Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 76.2	$ 90.1
Employee stock based compensation	25.9	19.3
Deferred revenues	26.3	22.2
Other	35.3	53.2
Deferred tax assets before valuation allowance	163.7	184.8
Valuation allowance - mainly in respect to carryforward losses	(57.7)	(55.8)
Deferred tax asset	106.0	129.0
Intangible assets	(16.9)	(11.3)
Undistributed earnings of subsidiary	(9.9)	(9.9)
Other	(4.2)	(4.7)
Deferred tax liability	(31.0)	(25.9)
Deferred tax asset, net	$ 75.0	$ 103.1